Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Debt [Abstract]
Term Loan		$ 1,378
Less current portion		(268)
Long-term debt less current portion		$ 1,110